SCHEDULE OF STOCK OPTION ACTIVITY (Details) - Share-Based Payment Arrangement, Option [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares Underlying Options, Outstanding	322,500
Weighted Average Exercise Price, Outstanding	$ 3.40
Intrinsic Value, Outstanding	$ 138,675
Shares Underlying Options, Granted	350,000	322,500
Weighted Average Exercise Price, Granted	$ 7.36	$ 3.40
Shares Underlying Options, Forfeited
Weighted Average Exercise Price, Forfeited
Shares Underlying Options, Exercised
Weighted Average Exercise Price, Exercised
Weighted Average Contractual Life (Years), Granted	5 years	5 years
Shares Underlying Options, Outstanding	672,500	322,500
Weighted Average Exercise Price, Outstanding	$ 5.46	$ 3.40
Weighted Average Contractual Life (Years), Outstanding	2 years 6 months 21 days	4 years 11 months 19 days
Intrinsic Value, Outstanding		$ 138,675
Number of shares options exercisable, shares	236,250
Weighted average exercise price option exercisable	$ 3.91
Weighted average remaining life in years exercisable	4 years 9 months 10 days
Aggregate intrinsic value exercisable